Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign currency translation, tax expense (recovery)	$ 7,000,000	$ 5,000,000
Hybrid Notes as a hedge of the foreign currency exposure	1,100,000,000	1,700,000,000
Unrealized gains (losses) on net investment hedges	(6,000,000)	1,000,000
Net derivative gain, tax	(1,000,000)	6,000,000
Net change in unrecognized pension and post-retirement benefit obligation	1,000,000	2,000,000
Other comprehensive loss, Tax	1,000,000	$ 14,000,000
Net investment in United States dollar denominated operations
Hybrid Notes as a hedge of the foreign currency exposure	$ 1,200,000,000